Loan commitments and financial guarantees contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	$ 779,374	$ 603,759
Documentary letters of credit
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	304,789	214,230
Stand-by letters of credit and guarantees - commercial risk
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	351,625	268,196
Credit commitments
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	$ 122,960	$ 121,333